                      SUPPLEMENT DATED OCTOBER 28, 1999 TO

                      PROSPECTUS DATED OCTOBER 18, 1999 FOR

      CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

THE FIRST SENTENCE OF THE SECOND PARAGRAPH OF THE "INTEREST" PROVISION ON PAGE 20 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     "On a current and guaranteed basis, the cash value in the policy loan account is credited with an annual effective rate of 3% in all policy years."